UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $646,946 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    28692   875000 SH       SOLE                   875000        0        0
CELANESE CORP DEL              COM SER A        150870103    30328   800000 PRN CALL SOLE                   800000        0        0
E M C CORP MASS                COM              268648102     6818   250000 SH       SOLE                   250000        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200     7252   750000 SH       SOLE                   750000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    24472   700000 SH       SOLE                   700000        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    13260  3000000 SH       SOLE                  3000000        0        0
GETTY RLTY CORP NEW            COM              374297109     1795   100000 SH       SOLE                   100000        0        0
GOOGLE INC                     CL A             38259P508    11317    15000 SH       SOLE                    15000        0        0
HYATT HOTELS CORP              COM CL A         448579102     4015   100000 SH       SOLE                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655    83440  1000000 PRN PUT  SOLE                  1000000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     3365  1000000 SH  CALL SOLE                  1000000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    51374  3400000 SH       SOLE                  3400000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    24176  1600000 PRN CALL SOLE                  1600000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     2513   250000 SH       SOLE                   250000        0        0
LEUCADIA NATL CORP             COM              527288104     2844   125000 SH       SOLE                   125000        0        0
MCMORAN EXPLORATION CO         COM              582411104    11750  1000000 SH  CALL SOLE                  1000000        0        0
MGIC INVT CORP WIS             COM              552848103     2295  1500000 SH       SOLE                  1500000        0        0
MICROSOFT CORP                 COM              594918104     2976   100000 SH       SOLE                   100000        0        0
MICROSOFT CORP                 COM              594918104    17856   600000 PRN CALL SOLE                   600000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     4978   550000 SH       SOLE                   550000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    19679   550000 PRN CALL SOLE                   550000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    19912   800000 SH  PUT  SOLE                   800000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201    15375   375000 SH       SOLE                   375000        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    28980  3000000 SH       SOLE                  3000000        0        0
ROCK-TENN CO                   CL A             772739207    27068   375000 SH       SOLE                   375000        0        0
ROCKWOOD HLDGS INC             COM              774415103     8155   175000 SH       SOLE                   175000        0        0
SANDRIDGE ENERGY INC           COM              80007P307     4883   700000 SH       SOLE                   700000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     3360  2000000 SH       SOLE                  2000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   169885  1180000 PRN PUT  SOLE                  1180000        0        0
TIVO INC                       COM              888706108     4172   400000 SH       SOLE                   400000        0        0
TURQUOISE HILL RES LTD         COM              900435108     4240   500000 SH       SOLE                   500000        0        0
UNITED STATES STL CORP NEW     COM              912909108     5721   300000 PRN PUT  SOLE                     1901        0        0